DERIVATIVES (Gain (Loss) Recognized in Income) (Details) - Cost of Sales [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Designated as Hedging Instrument [Member] | Inventory Supply Arrangement Obligation [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives		$ 1,409		$ (3,220)	$ (4,251)	$ 4,428	$ (5,773)
Designated as Hedging Instrument [Member] | Inventory Intermediation Agreement Obligation [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ (3,145)	34,424	$ (29,317)	(50,150)	(59,323)	88,818	6,016
Designated as Hedging Instrument [Member] | Crude Oil and Feedstock Inventory [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives		(1,409)		3,220	4,251	(4,428)	(1,491)
Designated as Hedging Instrument [Member] | Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	3,145	(34,424)	29,317	50,150	59,323	(88,818)	(6,016)
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (Loss) Recognized in Income on Derivatives	$ (15,559)	$ 31,017	$ (54,646)	$ (14,080)	$ 32,416	$ 146,016	$ (88,962)